Earnings Per Share (EPS) - Basic EPS Common Shares (Table) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Earnings Per Share (EPS) [Abstract]
Net income available to common shares	$ 7,448,858	$ 6,648,374
Less: Series B-1 Preferred Shares dividends	(937,012)	(205,833)
Less: Income attributable to non-vested share awards	(152,600)	(122,860)
Net income available to common shareholders	$ 6,359,246	$ 6,319,681
Denominator
Weighted average number of common shares outstanding, basic	22,729,343	16,014,439
Net income per common share, basic	$ 0.28	$ 0.39